Asset Retirement Obligations and Accrued Environmental Costs (Summary of Pre-Tax Risk-Free Discount Rate and Expected Cash Flow Payments for Asset Retirement Obligations and Accrued Environmental Costs) (Detail)
12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 1,676,000,000
Cashflow Payment Years	10
Asset retirement obligations [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
-0.5% Discount Rate	$ 100,000,000
Asset retirement obligations [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
+0.5% Discount Rate	$ (80,000,000)
Asset retirement obligations [Member] | Retail Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 30
Asset retirement obligations [Member] | Potash Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	20 – 520
Asset retirement obligations [Member] | Phosphate Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 80
Asset retirement obligations [Member] | Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 65
Asset retirement obligations [Member] | Potash sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 134,000,000
Asset retirement obligations [Member] | Phosphate sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	443,000,000
Asset retirement obligations [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	15,000,000
Asset retirement obligations [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	741,000,000
Accrued environmental costs [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
-0.5% Discount Rate	5,000,000
Accrued environmental costs [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
+0.5% Discount Rate	$ (5,000,000)
Accrued environmental costs [Member] | Retail Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 30
Accrued environmental costs [Member] | Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 30
Accrued environmental costs [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 49,000,000
Accrued environmental costs [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	294,000,000
ARO and ETL [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Undiscounted Cash Flows	$ 3,600,000,000
ARO and ETL [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	3.20%
ARO and ETL [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	6.30%